CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€) € in Thousands	Equity attributable to owners of parent	Subscribed capital	Capital reserves	Accumulated deficit	Accumulated other comprehensive gain (loss)	Non-controlling interests	Total
Balance at the beginning at Dec. 31, 2020	€ 19,796	€ 4,836	€ 88,748	€ (75,463)	€ 1,675	€ (155)	€ 19,641
Loss for the period	(8,303)			(8,303)		(26)	(8,329)
Foreign currency translations	(171)				(171)		(171)
Issue of ordinary shares in the form of ADS, net of transaction costs and tax	15,953	1,065	14,888				15,953
Equity-settled share-based payment	166		166				166
Balance at the end at Mar. 31, 2021	27,441	5,901	103,802	(83,766)	1,504	(181)	27,260
Balance at the beginning at Dec. 31, 2020	19,796	4,836	88,748	(75,463)	1,675	(155)	19,641
Loss for the period							(10,586)
Balance at the end at Dec. 31, 2021	32,717	7,027	110,264	(85,974)	1,400	(230)	32,487
Loss for the period	(688)			(688)		(65)	(753)
Foreign currency translations	(88)				(88)		(88)
Reclassification to profit or loss on deconsolidation of subsidiary	(1,475)				(1,475)		(1,475)
Equity-settled share-based payment	43		43				43
Balance at the end at Mar. 31, 2022	€ 30,509	€ 7,027	€ 110,307	€ (86,662)	€ (163)	€ (295)	€ 30,214